Capital adequacy (Tables)	6 Months Ended
Jun. 30, 2018
Capital adequacy
Schedule of capital adequacy

	June 30, 2018	December 31, 2017
Capital ratios excl. of buffer requirements1
Common Equity Tier 1 capital ratio	20.2%	20.6%
Tier 1 capital ratio	20.2%	20.6%
Total capital ratio2	20.2%	23.0%

Institution-specific Common Equity Tier 1 capital requirement incl. buffers3	8.4%	8.4%
of which minimum Common Equity Tier 1 requirement	4.5%	4.5%
of which Capital conservation buffer	2.5%	2.5%
of which Countercyclical Buffer	1.4%	1.4%
of which Systemic Risk Buffer	—	—

Common Equity Tier 1 capital available to meet buffers4	14.2%	14.6%

Total capital ratio according to Basel I floor	n.a.	21.9%

1

Capital ratios excl. of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period. The minimum requirements are 4.5 percent, 6.0 percent and 8.0 percent related to Common Equity Tier 1 capital, Tier 1 capital and total Own Funds respectively.

2	The reduction in Total capital ratio is mainly due to the fact that the Tier 2 capital is no longer included in Own funds. See footnote 1 in the table “Own funds - Adjusting items” below.
3	Expressed as a percentage of total risk exposure amount.
4

Common Equity Tier 1 capital ratio as reported less minimum requirement of 4.5 percent (excluding buffer requirements) and less 1.5 percent, consisting of Common Equity Tier 1 used to meet the Tier 1 requirements, since SEK does not have any Additional Tier 1 capital.

Schedule of own funds

Skr mn	June 30, 2018	December 31, 2017
Share capital	3,990	3,990
Retained earnings	13,754	12,782
Accumulated other comprehensive income and other reserves	-278	30
Independently reviewed profit net of any foreseeable charge or dividend	218	540

Common Equity Tier 1 (CET1) capital before regulatory adjustments	17,684	17,342
Additional value adjustments due to prudent valuation	-475	-396
Intangible assets	-54	-66
Fair value reserves related to gains or losses on cash flow hedges	-15	-25
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	259	446
Negative amounts resulting from the calculation of expected loss amounts	-129	-65

Total regulatory adjustments to Common Equity Tier 1 capital	-414	-106

Total Common Equity Tier 1 capital	17,270	17,236
Additional Tier 1 capital	—	—

Total Tier 1 capital	17,270	17,236
Tier 2-eligible subordinated debt1	—	2,049
Credit risk adjustments2	—	—

Total Tier 2 capital	—	2,049

Total Own funds	17,270	19,285
Total Own funds according to Basel I floor	n.a.	19,350

1

SEK has received permission from its competent authority (Swedish FSA) to call itsTier 2 eligible subordinated debt instrument in accordance with its terms. As a result of the permission from Swedish FSA, SEK were required to reduce the level of own funds by the outstanding principal amount of the instrument. If the Board of directors of SEK decides not to call the instrument , the outstanding principal amount of the instrument will be reinstated to own funds and Tier 2 capital.

2

Expected loss amount calculated according to the IRB approach is a gross deduction from Own funds. The gross deduction is decreased by impairment related to exposure ratios for which expected loss is calculated. Excess amounts of such impairment will increase Own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount according to the IRB approach related to exposures to central governments, corporates and financial institutions. As of June 30, 2018, the limitation rule has not had any effect (year-end 2017: no effect).

Schedule of minimum capital requirements exclusive of buffers

	June 30, 2018			December 31, 2017
Skr mn	EAD1	Risk exposure amount	Minimum capital requirement	EAD1	Risk exposure amount	Minimum capital requirement
Credit risk standardized method
Corporates	1,539	1,539	123	1,316	1,316	105

Total credit risk standardized method	1,539	1,539	123	1,316	1,316	105

Credit risk IRB method
Central Governments	173,572	9,881	791	161,429	9,331	747
Financial institutions2	31,135	9,463	757	38,163	12,688	1,015
Corporates 3	113,882	57,953	4,636	104,630	53,763	4,301
Assets without counterparty	114	114	9	121	121	10

Total credit risk IRB method	318,703	77,411	6,193	304,343	75,903	6,073

Credit valuation adjustment risk	n.a.	2,056	164	n.a.	1,989	159
Foreign exchange risk	n.a.	1,006	81	n.a.	1,326	106
Commodities risk	n.a.	11	1	n.a.	13	1
Operational risk	n.a.	3,284	263	n.a.	3,284	263

Total	320,242	85,307	6,825	305,659	83,831	6,707
Adjustment according to Basel I floor	n.a.	n.a.	n.a.	n.a.	4,503	360
Total incl. Basel I floor	n.a.	n.a.	n.a.	n.a.	88,334	7,067

1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivatives: EAD Skr 4,396 million (year-end 2017: Skr 4,131 million), Risk exposure amount of Skr 1,622 million (year-end 2017: Skr 1,574 million) and Capital requirement of Skr 130 million (year-end 2017: Skr 126 million).

3

Of which related to specialized lending: EAD Skr 3,715 million (year-end 2017: Skr 2,478 million), Risk exposure amount of Skr 2,438 million (year-end 2017: Skr 1,643 million) and Capital requirement of Skr 195 million (year-end 2017: Skr 131 million).

Schedule of leverage ratio

Skr mn	June 30, 2018	December 31, 2017
Exposure measure for the leverage ratio
On-balance sheet exposures	271,799	249,244
Off-balance sheet exposures	39,500	42,168

Total exposure measure	311,299	291,412
Leverage ratio	5.5%	5.9%

Schedule of internally assessed economic capital excluding buffer
Skr mn	June 30, 2018	December 31, 2017
Credit risk	7,064	6,898
Operational risk	142	142
Market risk	1,118	1,573
Other risks	175	170
Capital planning buffer	1,966	2,005

Total	10,465	10,788